Disposal of businesses and discontinued operations - UK banking business disposal group income statement (Details) - GBP (£)		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Income Statement
Net interest income			£ 3,907,000,000	£ 3,130,000,000	£ 3,876,000,000	[1],[2]
Net fee and commission income			5,672,000,000	5,607,000,000	5,698,000,000	[1],[2]
Net trading income			4,073,000,000	4,364,000,000	3,396,000,000	[1],[2]
Net investment income			420,000,000	394,000,000	699,000,000	[1],[2]
Total income			14,151,000,000	13,600,000,000	13,730,000,000	[1],[2]
Credit impairment charges	[3]		(1,202,000,000)	(643,000,000)	(1,553,000,000)	[1],[2],[4]
Net operating income			12,949,000,000	12,957,000,000	12,177,000,000	[1],[2]
Staff costs			(4,565,000,000)	(4,874,000,000)	(4,393,000,000)	[1],[2],[5]
Administration and general expenses			(4,318,000,000)	(4,224,000,000)	(4,141,000,000)	[1],[2]
Operating expenses			(9,982,000,000)	(11,739,000,000)	(10,678,000,000)	[1],[2]
Share of profit of post-tax results of associates and joint ventures			57,000,000	68,000,000	75,000,000	[1],[2]
Profit/(loss) before tax			3,112,000,000	1,286,000,000	1,758,000,000	[1],[6]
Taxation			(332,000,000)	(229,000,000)	(1,352,000,000)	[1],[2]
Profit/(loss) after tax			2,780,000,000	1,010,000,000	(980,000,000)	[1],[2]
Attributable to:
Equity holders of the parent			2,780,000,000	1,010,000,000	(1,124,000,000)	[1],[2]
Profit/(loss) after tax			2,780,000,000	£ 1,010,000,000	(980,000,000)	[1],[2]
UK Banking Business [member] | Barclays Bank UK PLC [member]
Income Statement
Net interest income		£ 1,449,000,000	0		5,872,000,000
Net fee and commission income		296,000,000	0		1,176,000,000
Net trading income		(5,000,000)	0		(9,000,000)
Net investment income		6,000,000	0		160,000,000
Other income		2,000,000	0		8,000,000
Total income		1,748,000,000	0		7,207,000,000
Credit impairment charges		(201,000,000)	0		(783,000,000)
Net operating income		1,547,000,000	0		6,424,000,000
Staff costs		(321,000,000)	0		(2,052,000,000)
Administration and general expenses		(1,135)	0		(2,959,000,000)
Operating expenses		(1,456,000,000)	0		(5,011,000,000)
Share of profit of post-tax results of associates and joint ventures		0	0		(5,000,000)
Profit/(loss) before tax		91,000,000	0		1,408,000,000
Taxation		(138,000,000)	0		(599,000,000)
Profit/(loss) after tax		(47,000,000)	0		809,000,000
Attributable to:
Equity holders of the parent		(47,000,000)	0		809,000,000
Non-controlling interests		0	0		0
Profit/(loss) after tax		£ (47,000,000)	£ 0		£ 809,000,000

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[4]	2017 numbers are pre sented on an IAS 39 basis
[5]

In 2017 , £472m of performance costs recharged by Barclays Execution Services Limited to B arclays B ank PLC has been included in Other administration and general expenses within Operating expenses. For further de tails on Operating expenses refer to Note 8 .

[6]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.